Segment reporting	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Segment reporting

6.    Segment reporting

Operating segments are based upon the Company’s management reporting structure. The Company’s operating segments are primarily at a country level as this is how the Chief Operating Decision Maker (CODM) assesses performance and makes decisions about resource allocation.  This is due to the integrated operations within each country and the ability to reallocate production based on the individual capacity of each plant. Additionally, economic factors that may impact our results of operations, such as currency fluctuations and energy costs, are also assessed at a country level.

The Company’s North America reportable segment is the result of the aggregation of the operating segments of the United States and Canada. These operating segments have been aggregated as they have similar long-term economic characteristics and there is similarity of competitive and operating risks and the political environment in the United States and Canada.  The Company’s Europe reportable segment is the result of the aggregation of the operating segments of Spain, France and Norway. Similar to our United States and Canada operating segments, our Spain, France and Norway operating segments are grouped together based on the relative similarity of the EBITDA margins, competitive risks, currency risks (i.e. risks relating to the Euro), operating risks and, given they are each part of the European Union and the European Economic Community, the political and economic environment.

During 2017, upon further evaluation of the management reporting structure, it was concluded that our reportable segments would be amended to no longer reflect Venezuela as a separate reportable segment. The decision was taken as a result of on-going economic, political and social instability in the region which has resulted in uncertainty surrounding the cash flow generation capacity of our operations. During the year-ended December 31, 2016, due to the uncertainty in Venezuela substantially all assets were impaired. The segment previously recognized ‘Electrometallurgy – Venezuela’ now forms part of our ‘Other segments’. The comparative periods have been restated to conform to the 2018 and 2017 reportable segment presentation.

The consolidated income statements at December 31, 2018, 2017 and 2016, by reportable segment, are as follows:

	2018
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	710,716	1,447,973	208,543	94,111	(187,305)	2,274,038
Cost of sales	(394,044)	(1,059,474)	(137,177)	(43,871)	187,212	(1,447,354)
Other operating income	4,943	39,817	3,420	16,859	(19,002)	46,037
Staff costs	(115,555)	(177,047)	(23,735)	(24,727)	—	(341,064)
Other operating expense	(77,670)	(146,143)	(26,353)	(52,859)	19,095	(283,930)
Depreciation and amortization charges, operating allowances and write-downs	(69,009)	(34,974)	(5,526)	(9,628)	—	(119,137)
Impairment losses	—	—	—	(58,919)	—	(58,919)
Net loss due to changes in the value of assets	—	(7)	(7,616)	—	—	(7,623)
(Loss) gain on disposal of non-current assets	(208)	(8,369)	(261)	23,402	—	14,564
Bargain purchase gain	—	40,142	—	—	—	40,142
Operating profit (loss)	59,173	101,918	11,295	(55,632)	—	116,754
Finance income	804	11,035	199	32,556	(39,220)	5,374
Finance costs	(4,109)	(40,831)	(5,298)	(51,004)	39,220	(62,022)
Financial derivative gain	—	—	—	2,838	—	2,838
Exchange differences	(1,194)	(10,561)	2,284	(4,665)	—	(14,136)
Profit (loss) before tax	54,674	61,561	8,480	(75,907)	—	48,808
Income tax (expense) benefit	4,949	(15,048)	(3,582)	(10,554)	—	(24,235)
Profit (loss) for the year	59,623	46,513	4,898	(86,461)	—	24,573
Loss (profit) attributable to non-controlling interests	4,785	(332)	358	14,277	—	19,088
Profit (loss) attributable to the Parent	64,408	46,181	5,256	(72,184)	—	43,661

	2017
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	541,143	1,083,200	122,504	60,199	(65,353)	1,741,693
Cost of sales	(303,096)	(690,589)	(81,744)	(33,616)	65,650	(1,043,395)
Other operating income	2,701	12,681	2,868	15,619	(15,670)	18,199
Staff costs	(90,802)	(147,595)	(23,495)	(39,851)	(220)	(301,963)
Other operating expense	(68,537)	(107,130)	(24,462)	(55,955)	16,158	(239,926)
Depreciation and amortization charges, operating allowances and write-downs	(66,789)	(27,404)	(5,788)	(4,557)	9	(104,529)
Impairment losses	(30,618)	—	—	(323)	(16)	(30,957)
Net gain due to changes in the value of assets	—	—	7,222	—	282	7,504
(Loss) gain on disposal of non-current assets	(3,718)	301	(138)	(818)	57	(4,316)
Other (loss) gain	—	(13,604)	—	(2,625)	13,616	(2,613)
Operating (loss) profit	(19,716)	109,860	(3,033)	(61,927)	14,513	39,697
Finance income	448	6,733	404	191,261	(195,138)	3,708
Finance costs	(4,567)	(40,106)	(7,361)	(48,486)	35,108	(65,412)
Financial derivative loss	—	—	—	(6,850)	—	(6,850)
Exchange differences	(191)	5,938	(1,197)	3,730	(66)	8,214
(Loss) profit before tax	(24,026)	82,425	(11,187)	77,728	(145,583)	(20,643)
Income tax (expense) benefit	29,386	(26,031)	2,068	9,692	(294)	14,821
Profit (loss) for the year	5,360	56,394	(9,119)	87,420	(145,877)	(5,822)
Loss (profit) attributable to non-controlling interests	4,734	(370)	(147)	951	(24)	5,144
Profit (loss) attributable to the Parent	10,094	56,024	(9,266)	88,371	(145,901)	(678)

	2016 (*)
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	521,192	949,547	142,160	90,337	(127,199)	1,576,037
Cost of sales	(325,254)	(672,026)	(99,124)	(79,912)	132,904	(1,043,412)
Other operating income	362	25,908	3,422	4,713	(8,190)	26,215
Staff costs	(82,032)	(132,440)	(23,589)	(58,577)	239	(296,399)
Other operating expense	(64,606)	(118,269)	(28,834)	(37,964)	5,727	(243,946)
Depreciation and amortization charges, operating allowances and write-downs	(73,530)	(31,730)	(4,732)	(12,818)	(2,867)	(125,677)
Impairment losses	(193,000)	(1,077)	(8,147)	(59,248)	(6,617)	(268,089)
Net gain (loss) due to changes in the value of assets	—	—	1,896	—	(5)	1,891
Gain (loss) on disposal of non-current assets	—	—	21	446	(127)	340
Other (loss) gain	—	(32,655)	—	(2,514)	35,129	(40)
Operating (loss) profit	(216,868)	(12,742)	(16,927)	(155,537)	28,994	(373,080)
Finance income	1	11,551	744	6,639	(17,399)	1,536
Finance costs	(3,249)	(16,540)	(6,038)	(13,629)	9,205	(30,251)
Exchange differences	(438)	2,436	(2,164)	(3,290)	(57)	(3,513)
(Loss) profit before tax	(220,554)	(15,295)	(24,385)	(165,817)	20,743	(405,308)
Income tax benefit (expense)	9,982	(10,505)	4,433	40,160	2,625	46,695
(Loss) profit for the year	(210,572)	(25,800)	(19,952)	(125,657)	23,368	(358,613)
Loss (profit) attributable to non-controlling interests	6,044	(93)	856	11,827	1,552	20,186
(Loss) profit attributable to the Parent	(204,528)	(25,893)	(19,096)	(113,830)	24,920	(338,427)

(*)The consolidated Income Statement for the period ended December 31, 2016 has been re-presented to show the results of the Spanish energy business within income from continuing operations as part of the Other segments, as described in Note 1 to the consolidated financial statements. In addition, the Venezuela segment is reflected as part of the Other segments.

(**)The amounts correspond to transactions between segments that are eliminated in the consolidation process.

The consolidated statements of financial position at December 31, 2018 and 2017, by reportable segment are as follows:

	2018
					Consolidation
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Goodwill	202,848	—	—	—	—	202,848
Other intangible assets	22,798	26,476	1,292	1,256	—	51,822
Property, plant and equipment	467,616	219,520	56,679	145,047	—	888,862
Inventories	113,673	288,669	35,944	18,684	—	456,970
Trade and other receivables (**)	267,974	274,291	50,665	834,515	(1,254,935)	172,510
Cash and cash equivalents	76,791	110,523	19,483	9,850	—	216,647
Other	15,341	85,905	8,692	24,220	—	134,158
Total assets	1,167,041	1,005,384	172,755	1,033,572	(1,254,935)	2,123,817

Equity	646,851	206,781	58,294	(27,554)	—	884,372
Provisions	29,644	71,163	7,889	7,661	—	116,357
Bank borrowings	—	6,914	—	134,098	—	141,012
Obligations under finance leases	1,466	—	—	65,005	—	66,471
Debt instruments	—	—	—	352,594	—	352,594
Other financial liabilities	—	3,841	—	81,471	—	85,312
Trade and other payables (***)	414,022	662,667	93,970	379,468	(1,282,176)	267,951
Other	75,058	54,018	12,602	40,829	27,241	209,748
Total equity and liabilities	1,167,041	1,005,384	172,755	1,033,572	(1,254,935)	2,123,817

	2017
					Consolidation
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Goodwill	205,287	—	—	—	—	205,287
Other intangible assets	26,724	20,381	1,505	10,048	—	58,658
Property, plant and equipment	512,003	167,314	64,331	174,326	—	917,974
Inventories	100,856	204,240	42,478	13,657	—	361,231
Trade and other receivables (**)	165,006	260,612	35,330	833,243	(1,175,756)	118,435
Cash and cash equivalents	10,886	153,967	6,912	12,707	—	184,472
Other	36,554	92,322	41,008	29,528	(45,212)	154,200
Total assets	1,057,316	898,836	191,564	1,073,509	(1,220,968)	2,000,257

Equity	521,819	198,059	62,933	154,947	—	937,758
Provisions	28,602	56,654	11,080	19,156	—	115,492
Bank borrowings	—	—	—	1,003	—	1,003
Obligations under finance leases	1,994	—	—	80,639	—	82,633
Debt instruments	—	—	—	350,270	—	350,270
Other financial liabilities	—	4,918	—	132,513	—	137,431
Trade and other payables (***)	321,710	584,542	95,082	380,834	(1,176,336)	205,832
Other	183,191	54,663	22,469	(45,853)	(44,632)	169,838
Total equity and liabilities	1,057,316	898,836	191,564	1,073,509	(1,220,968)	2,000,257

(*) These amounts correspond to balances between segments that are eliminated at consolidation.

(**) Trade and other receivables includes non-current and current receivables from group and related parties.

(***) Trade and other payables includes non-current and current payables from group and related parties.

Other disclosures

Sales by product line

Sales by product line are as follows:

	2018	2017	2016
	US$'000	US$'000	US$'000
Silicon metal	933,366	739,618	751,508
Manganese-based alloys	527,757	363,644	223,451
Ferrosilicon	359,374	266,862	242,788
Other silicon-based alloys	215,697	188,183	173,901
Silica fume	37,061	36,338	37,480
Energy	44,185	16,661	20,380
Other	156,598	130,387	126,529
Total	2,274,038	1,741,693	1,576,037

Information about major customers

Total sales of $758,894 thousand, $820,897 thousand, and $656,907 thousand were attributable to the Company’s top ten customers in 2018, 2017, and 2016 respectively. During 2018, there was no single customer representing greater than 10% of the Company’s sales. During 2017 and 2016, sales corresponding to Dow Corning Corporation represented 12.2% and 13.7% of the Company’s sales, respectively. Sales to Dow Corning Corporation are included partially in the Electrometallurgy - North America segment and partially in the Electrometallurgy - Europe segment.